Non-controlling interests	12 Months Ended
Dec. 31, 2017
Non-controlling interests
Non-controlling interests

8. Non-controlling interests

The following table summarizes the Company’s non-controlling interests:

	As of December 31, 2016	As of December 31, 2017
	(In thousands)
Weibo	$394,303	$666,141
Others	17,086	86,746

Total	$411,389	$752,887

Non-controlling interests related to Weibo mainly represent Weibo’s cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders, along with non-controlling shareholders’ original investments for the ordinary and preferred shares issued by Weibo. The increase in non-controlling interests related to Weibo both for 2016 and 2017 was mainly resulted from a) the pick-up of Weibo’s results of operations and changes in equity attributable to non-controlling shareholders  (Note 7 — Investment in Weibo),  and b) the declaration of in-kind dividend to SINA’s shareholders, which resulted in an increase of non-controlling interests based on the change in equity interest held by the Company in Weibo as of the declaration date (Note 15 —Shareholders’ Equity—In-kind Distribution). The increase in other non-controlling interests was mainly resulted from a) new acquisitions in 2017 as noted in Note 5 and b) proceeds received from non-controlling interests shareholders arising from setting up a partially owned subsidiary in 2017.